Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6: —Property and equipment, net

Property and equipment, net consisted of the following as of:

	December 31,
	2019	2018
Leasehold improvements	$5,162	$4,981
Computers and peripheral equipment	2,121	1,333
Office furniture and equipment	1,071	952
	8,354	7,266
Less—accumulated depreciation	(3,033)	(2,123)
	$5,321	$5,143

Depreciation expenses were $920, $820 and $740 for the years ended December 31, 2019, 2018 and 2017, respectively.